Significant Accounting Policies - Additional Information (Detail) - USD ($)			2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
		Apr. 01, 2019	May 31, 2019	Apr. 30, 2018	Mar. 31, 2019	May 31, 2021	May 31, 2020	May 31, 2019	Jun. 01, 2019
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company						20.00%
Value added tax		13.00%
Vat on sales		13.00%				6.00%
Excess of refund		3.00%
Accounts receivable						$ 8,667,000	$ 4,178,000
Deferred revenue						1,926,386,000	1,324,384,000
Refund liability	[1]					12,999,000	15,955,000
Revenues						4,276,539,000	3,578,682,000	$ 3,096,491,000
Total advertising expenses						77,704,000	105,538,000	72,386,000
Government subsidies received						109,294,000	43,476,000	3,684,000
Aggregate amounts denominated in RMB						$ 1,065,233,000	855,654,000
Amortization term of long term debt						1 year
Lease right-of-use assets						$ 1,857,533,000	1,425,466,000		$ 1,254,595,000
Lease liabilities						1,864,662,000			$ 1,238,080,000
Held-to-maturity investments, Allowance for credit losses						0	0
Value added tax exemption						95,886,000	36,005,000
Unsecured Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Significant Of Accounting Policies [Line Items]
Unsecured debt fair value						291,828,000
Educational programs and services [Member]
Significant Of Accounting Policies [Line Items]
Revenues						3,667,270,000	3,040,741,000	$ 2,605,829,000
Other Current Liabilities [Member]
Significant Of Accounting Policies [Line Items]
Refund liability						164,353,000	94,006,000
Contract With Customer Assets [Member]
Significant Of Accounting Policies [Line Items]
Accounts receivable						8,667,000	4,178,000
Contract With Customer Liability [Member]
Significant Of Accounting Policies [Line Items]
Deferred revenue						$ 1,926,386,000	$ 1,324,384,000
Inter Company Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales								6.00%
Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales			9.00%	11.00%	10.00%
Sales Revenue, Net [Member] | Self Developed Software Product [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales						13.00%
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company						20.00%
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company						50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk						10.00%	10.00%	10.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk						10.00%	10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives						38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives						50 years

[1]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.